Supplemental cash flow information - Summary of Interest and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest Received [Abstract]
Financial services revenue	¥ 260,725	¥ 244,292	¥ 224,137
Financial income	49,582	36,295	20,872
Dividends Received [Abstract]
Financial services revenue	41,214	52,760	23,409
Financial income	1,390	1,138	3,488
Interest Paid [Abstract]
Financial services expenses	91,431	74,857	27,352
Financial expenses	¥ 21,829	¥ 22,667	¥ 11,663